Related Parties - Summary of Balances and Transactions With Related Parties (Details) R$ in Thousands, $ in Thousands				12 Months Ended
	Nov. 27, 2020 BRL (R$)	Sep. 21, 2020 BRL (R$)	Jan. 17, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Oct. 23, 2020 BRL (R$)
Related parties
Receivables from related parties					R$ 16,111			R$ 20,478
Current					1,298			9,970
Non-current					14,813			10,508
Net revenue - Related party transaction				R$ 7,234	8,805	R$ 8,234
Finance income - Related party transaction				519	885
Advances from customers
Related parties
Advances from customers					(1)			(150)
Other liabilities
Related parties
Other liabilities								469
Trade receivables
Related parties
Receivables from related parties					4,511			3,209
Other assets
Related parties
Receivables from related parties					4,109
Loans to related parties
Related parties
Receivables from related parties					16,111			20,478
Livraria ASC Ltda. and Educadora ASC Ltda.
Related parties
Net revenue - Related party transaction				7,230	8,805	8,234
Livraria ASC Ltda. and Educadora ASC Ltda. | Advances from customers
Related parties
Advances from customers					(1)			(150)
Livraria ASC Ltda. and Educadora ASC Ltda. | Trade receivables
Related parties
Receivables from related parties					4,511			3,209
General Atlantic Arco (Bermuda), L.P. | Other assets
Related parties
Receivables from related parties					4,109
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.
Related parties
Expenses - Related party transaction				(1)	(8)	R$ (13)
WPensar S.A.
Related parties
Finance income - Related party transaction		R$ 30		30	72
WPensar S.A. | Loans to related parties
Related parties
Receivables from related parties					1,298
Geekie
Related parties
Finance income - Related party transaction	R$ 323			453	813
Loans to related party excluding finance income			R$ 4,000
Geekie | CDI
Related parties
Percentage of basis used to calculate interest rate			110.00%
Geekie | Loans to related parties
Related parties
Finance income - Related party transaction			R$ 130
Loans - Geekie | Loans to related parties
Related parties
Receivables from related parties					4,231			4,361
Debentures - Geekie | Loans to related parties
Related parties
Receivables from related parties					R$ 10,582
OISA Tecnologia e Servios Ltda.
Related parties
Receivables from related parties								5,018
Net revenue - Related party transaction				4
Finance income - Related party transaction				R$ 18
Loans to related party excluding finance income									R$ 5,000
Percentage of basis used to calculate interest rate				100.00%
OISA Tecnologia e Servios Ltda. | Other liabilities
Related parties
Other liabilities							$ 469	469
Former Shareholders of EI
Related parties
Receivables from related parties								R$ 11,099
Minority shareholders - EI
Related parties
Finance income - Related party transaction				R$ 18
Percentage of basis used to calculate interest rate				100.00%